Employee Benefit Plans (Defined Contribution Plan, Deferred Compensation Plan and Employee Stock Purchase Plan Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Percentage of employer contribution as percentage of first three percentage of eligible compensation	100.00%
Percentage of eligible compensation contributed by employer	3.00%
Percentage of employer contribution as percentage of next two percentage of eligible compensation	50.00%
Percentage of eligible compensation contributed by each employee	2.00%
Total expense recorded for matching 401(k) contributions	$ 37.3	$ 32.1	$ 30.1
Deferred compensation plan, employee base salary deferral, maximum percentage (up to)	80.00%
Deferred compensation plan, employee bonus deferral, maximum percentage (up to)	100.00%
Maximum period over which annual installment payments of deferred amounts are generally paid	15 years
Deferred compensation plan	$ 90.5	77.1
Aggregate cash surrender value of life insurance policies		77.1
Deferred compensation plan	$ 83.3	$ 76.3
Percentage of quoted market price on the last day of each calendar quarter at which employee stock purchase plan allows participants to purchase the Company's common stock	95.00%
Stock issuances under stock purchase plan (in shares)	141,055	139,941	142,217
Reserve for stock issuance	600,000
Total employee contributions	$ 1.4
Employer Matching, Option 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation plan, employer matching contribution based on participant's compensation over established 401K limits	2.00%
Employer Matching, Option 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation plan, employer matching contribution based on percent of amount deferred	50.00%